Business Segments - Schedule of Adjusted EBITDA Reconciled to Net Income (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative	$ (23,000,000)		$ (24,000,000)							$ (75,000,000)	$ (61,000,000)	$ (92,000,000)		$ (57,000,000)	$ (40,000,000)
Depreciation and amortization	(7,000,000)		(6,000,000)							(21,000,000)	(17,000,000)	(24,000,000)		(22,000,000)	(18,000,000)
License fee expense	(22,000,000)		(22,000,000)							(65,000,000)	(61,000,000)	(80,000,000)		(74,000,000)	(62,000,000)
Other (loss) gain, net	0		0							0	(1,000,000)	(1,000,000)		0	5,000,000
Gain (loss) on foreign currency transactions	1,000,000		1,000,000							1,000,000	2,000,000	0		0	(2,000,000)
Allocated Parent interest expense	0		(7,000,000)							0	(20,000,000)	(26,000,000)		(29,000,000)	(36,000,000)
Interest expense	(7,000,000)		0							(21,000,000)	0	(3,000,000)		0	0
Income tax expense	(28,000,000)		(33,000,000)							(87,000,000)	(98,000,000)	(125,000,000)		(118,000,000)	(113,000,000)
Equity in earnings from unconsolidated affiliate	1,000,000		0							1,000,000	0
Net income(loss)	42,700,978	$ 38,000,000	34,597,597	$ 47,000,000	$ 48,000,000	$ 49,000,000	$ 51,000,000	$ 40,000,000	$ 34,000,000	143,742,500	129,727,071	168,000,000	[1]	174,000,000	167,000,000
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Adjusted EBITDA	131,000,000		127,000,000							416,000,000	389,000,000	537,000,000		491,000,000	449,000,000
Operating segments | Real estate sales and financing
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Adjusted EBITDA	81,000,000		85,000,000							263,000,000	250,000,000	348,000,000		329,000,000	305,000,000
Operating segments | Resort operations and club management
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment Adjusted EBITDA	50,000,000		42,000,000							153,000,000	139,000,000	189,000,000		162,000,000	144,000,000
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative	(23,000,000)		(24,000,000)							(75,000,000)	(61,000,000)	(92,000,000)		(57,000,000)	(40,000,000)
Depreciation and amortization	(7,000,000)		(6,000,000)							(21,000,000)	(17,000,000)	(24,000,000)		(22,000,000)	(18,000,000)
License fee expense	(22,000,000)		(22,000,000)							(65,000,000)	(61,000,000)	(80,000,000)		(74,000,000)	(62,000,000)
Other (loss) gain, net	0		0							0	(1,000,000)	(1,000,000)		0	5,000,000
Gain (loss) on foreign currency transactions	1,000,000		1,000,000							1,000,000	2,000,000	0		0	(2,000,000)
Allocated Parent interest expense	0		(7,000,000)							0	(20,000,000)	(26,000,000)		(29,000,000)	(36,000,000)
Interest expense	(7,000,000)		0							(21,000,000)	0	(3,000,000)		0	0
Non-recourse debt interest expense												(12,000,000)		(13,000,000)	(15,000,000)
Income tax expense	(28,000,000)		(33,000,000)							(87,000,000)	(98,000,000)	(125,000,000)		(118,000,000)	(113,000,000)
Equity in earnings from unconsolidated affiliate	1,000,000		0							1,000,000	0
Other adjustment items	$ (3,000,000)		$ (1,000,000)							$ (5,000,000)	$ (3,000,000)	$ (6,000,000)		$ (4,000,000)	$ (1,000,000)

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.